SUMMARY OF DISAGGREGATION OF REVENUE (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 19, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total revenue	$ 1,396,000	$ 2,661,183	$ 1,827,245	$ 4,416,933	$ 2,961,572	$ 7,624,584	$ 4,203,112
Continuing Operations [Member]
Product Information [Line Items]
Total revenue						7,624,584	4,203,112
Product [Member]
Product Information [Line Items]
Total revenue		317,569	184,139	885,737	184,175
Product [Member] | Continuing Operations [Member]
Product Information [Line Items]
Total revenue						1,396,127
Waste Collection and Disposal [Member]
Product Information [Line Items]
Total revenue		$ 2,343,614	$ 1,643,106	$ 3,531,196	$ 2,777,397
Waste Collection and Disposal [Member] | Continuing Operations [Member]
Product Information [Line Items]
Total revenue						$ 6,228,457	$ 4,203,112